Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period specified in grant, in years	3 years
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	6,250,000
Maximum number of shares available for issuance may be issued as restricted stock	3,125,000
Maximum number of shares subject to grants to any one individual in any one year	500,000
Underlying stock option and restricted stock awards available for grant	4,415,658
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of compound annual growth rate in earnings per share	3 years
Target earnings per share compound annual growth rate	5.00%
PSUs will be earned based on the Company's TSR	30.00%
PSUs will be earned based on maintaining an average ratio of operations and maintenance expenses	20.00%
PSUs will be earned based on cumulative earnings before tax	20.00%
Unrecognized compensation costs	$ 4,758
Period over which unrecognized compensation cost will be recognized	1 year 7 months 6 days
Aggregate intrinsic value	15,557
Intrinsic value of awards vested	4,327	415
Fair value of awards vested	3,297	351
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	0.00%
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	200.00%
Amortization period of fair value of shares, in months	36 months
Vesting period, in years	3 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	953
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 6 months
Aggregate intrinsic value	3,272
Intrinsic value of awards vested	759	449
Fair value of awards vested	544	348
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	0
Vesting period, in years	10 years
Percentage of options exercisable annually	33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs	29
Aggregate intrinsic value	834
Intrinsic value of awards vested	1,097	2,236	2,384
Fair value of awards vested	$ 906	$ 1,560	$ 1,971